Basis for preparation, consolidation and accounting policies - Comparative information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis for preparation, consolidation and accounting policies
Reversal of SRF deferred tax liability	$ 5,400
Supplementary Retirement Fund contribution	7,861	$ 7,467	$ 6,371
Current portion of SRF contribution	$ 7,893	$ 7,467